Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Roll Forward of RSU Activity

The number and weighted average grant date fair values of restricted stock non-vested at the beginning and end of 2013 and 2012, as well as stock awards granted, vested and forfeited during the year are as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	90,000	$1.44
Granted in 2012	—	—
Vested in 2012	(50,000)	1.44
Forfeited in 2012	—	—

Nonvested at December 31, 2012	40,000	$1.44
Granted in 2013	—
Vested in 2013	(32,000)	$1.44
Forfeited in 2013	—

Nonvested at December 31, 2013	8,000	$1.44